Events occurring after the reporting period	3 Months Ended
Mar. 31, 2023
Events occuring after the reporting period [Abstract]
Events occurring after the reporting period	Events occurring after the reporting period No events have occurred subsequent to the end of the reporting period as of the date of this filing that require disclosure.